Expense Example - Roundhill Innovation-100 0DTE Covered Call Strategy ETF - Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166